SHARE-BASED COMPENSATION (Details 3) - $ / shares	6 Months Ended	12 Months Ended
	Dec. 25, 2021	Jun. 26, 2021	Jun. 27, 2020
LTIP Issued And Outstanding	19,323,878
LLC Redeemable Units	725,016
Weighted Average grant date fair Value	$ 0.52
Weighted Average Risk Free Annual Interest Rate	0.97%
Weighted Average Expected Annual Dividend Yield	0.00%
Weighted Average Expected Stock Price Volatility	131.70%
Weighted-Average Expected Life in Years	5 years
Weighted-Average Estimated Forfeiture Rate	0.00%
Medmen Enterprises Inc. [Member]
Weighted Average Risk Free Annual Interest Rate		1.05%	1.60%
Weighted Average Expected Annual Dividend Yield		0.00%	0.00%
Weighted Average Expected Stock Price Volatility		116.50%	91.00%
Weighted-Average Expected Life in Years		7 years 6 months	7 years 6 months
Weighted-Average Estimated Forfeiture Rate		40.00%	40.00%